Summary of Significant Accounting Policies: Investments (Policies)	12 Months Ended
Dec. 31, 2013
Policies
Investments

Investments

Debt securities: Investments in debt securities are classified as available for sale and are carried at fair value.  A debt security is considered other-than-temporarily impaired when the fair value is less than the amortized cost basis and its value is not expected to recover through the Company's anticipated holding period of the security.  If a credit loss exists, but the Company does not intend to sell the impaired debt security and is not more likely than not to be required to sell before recovery, it is required to bifurcate the impairment into the loss that is attributable to credit and non-credit related components.  The credit portion of the other-than-temporary impairment (“OTTI”) is the difference between the present value of the expected future cash flows and amortized cost.  Only the estimated credit loss amount is recognized in net realized investment gains, with the remainder of the loss amount recognized in other comprehensive income.  If the Company intends to sell or it is more likely than not that the Company will be required to sell before anticipated recovery in value, the Company records a realized loss equal to the difference between the amortized cost and fair value. The fair value of the other-than-temporarily impaired security becomes its new cost basis.  In determining whether an unrealized loss is expected to be other than temporary, the Company considers, among other factors, any plans to sell the security, the severity of impairment, financial position of the issuer, recent events affecting the issuer’s business and industry sector, credit ratings, and the ability of the Company to hold the investment until the fair value has recovered above its cost basis.

Unrealized gains and losses on investments in debt securities, net of deferred federal income taxes, are included in accumulated other comprehensive income as a separate component of stockholder’s equity.

Policy loans:  Policy loans are reported at their unpaid principal balance.  Valuation allowances are not established for policy loans, as they are fully collateralized by the cash surrender value of the underlying insurance policies.  Any unpaid principal or interest on the loan is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.  Policy loans that were allocated to CMFG Life as payment for the 2012 reinsurance agreement are $2,091 and $2,085 at December 31, 2013 and 2012, respectively.

Net investment income:  Interest income related to mortgage-backed and other structured securities is recognized on an accrual basis using a constant effective yield method, based on anticipated prepayments and the estimated economic life of the securities.  When estimates of prepayments change, the effective yield is recalculated to reflect actual payments to date and anticipated future payments and such adjustments are reflected in net investment income.  Prepayment assumptions for loan backed bonds and structured securities are based on industry averages or internal estimates.  Interest income related to non-structured securities is recognized on an accrual basis using a constant effective yield method.  Discounts and premiums on debt securities are amortized over the estimated lives of the respective securities on an effective yield basis.

Net realized gains and losses:  Realized gains and losses on the sale of investments are determined on a specific identification basis and are recorded on the trade date.